Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Value added tax recoverable	$ 275,765	$ 213,556
Deposits	111,749	281,268
Receivable from disposal of a vehicle	83,939
Prepaid expenses	50,981
Others	13,760	33,846
Payment on behalf of others	3,337	90,101
Prepaid expenses and other current assets	$ 539,531	$ 618,771